VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of VIE's Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2013	2012
Total current assets	$50,909,402	$81,536,006
Property, plant and equipment	4,189,867	19,550,872
Intangible assets	15,172,049	11,950,110
Total assets	74,333,391	117,886,782
Intercompany payable to the WFOE	8,957,179	14,594,613
Total current liabilities	54,130,721	51,023,219
Total liabilities	54,130,721	51,152,086
Total equity	20,655,676	21,329,717